Note 10 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Amount	$ 42,693
Finite-Lived Intangible Asset, Useful Life (Year)	9 years 9 months 18 days
Customer Relationships [Member]
Amount	$ 30,630
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Other Intangible Assets [Member]
Amount	$ 12,063
Finite-Lived Intangible Asset, Useful Life (Year)	9 years 3 months 18 days